Stock Based Compensation (Table)	6 Months Ended
Jun. 30, 2017
Estimate the fair value assumptions

The Company used the following assumptions to estimate the fair value of options granted in 2015 and 2016 under Aircom 2014 Plan and Aerkomm 2017 Plan as follows:

Assumptions
Expected term	3 - 5 years
Expected volatility	40.11% - 59.18%
Expected dividends	0%
Risk-free interest rate	0.71 – 2.15%
Forfeiture rate	0% - 5%

Weighted average exercise price and estimated fair value of options
	Number of shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2015	-	$-	$-
Granted	4,139,241	0.0013	0.0004
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at January 1, 2016	4,139,241	0.0013	0.0004
Granted	1,305,166	0.6704	0.2108
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2016	5,444,407	0.1617	0.0508
Granted	-	-	-
Exercised	(19,681)	0.0013	0.0004
Forfeited/Cancelled	(763,418)	0.6550	0.2059
Options outstanding at June 30, 2017 (unaudited)	4,661,307	0.0816	0.0256

Options exercisable at December 31, 2015	-	-	-

Options exercisable at December 31, 2016	2,066,858	0.0013	0.0004

Options exercisable at June 30, 2017 (unaudited)	2,693,200	0.0479	0.0150

Summary of nonvested shares
	Number of Shares	Weighted Average Fair Value Per Share
Options nonvested at January1, 2015	-	$-
Granted	4,139,241	0.0004
Vested	-	-
Forfeited/Cancelled	-	-
Options nonvested at January1, 2016	4,139,241	0.0004
Granted	1,305,166	0.2108
Vested	(2,066,858)	0.0004
Forfeited/Cancelled	-	-
Options nonvested at December 31, 2016	3,377,549	0.0817
Granted	-	-
Vested	(646,023)	0.0611
Forfeited/Cancelled	(763,418)	0.2059
Options nonvested at June 30, 2017 (unaudited)	1,968,108	0.0403

Aerkomm 2017 Plan [Member]
Weighted average exercise price and estimated fair value of options
	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2017	-	$-	$-
Granted	1,455,000	$5.5057	2.8550
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at June 30, 2017	1,455,000	5.5057	2.8550

Options exercisable at June 30, 2017 (unaudited)	242,500	5.5000	2.8550

Summary of nonvested shares
	Number of Shares	Weighted Average Fair Value Per Share
Options nonvested at January 1, 2017	-	$-
Granted	1,455,000	2.8550
Vested	(242,500)	2.8550
Forfeited/Cancelled	-	-
Options nonvested at June 30, 2017	1,212,500	2.8550